STATEMENT OF CASH FLOWS - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income	$ 1,911,142	$ 7,974,313
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Investment income on Trust Account	(2,048,296)	(8,972,545)
General and administrative expenses paid by related parties	5,000	0
Changes in operating assets and liabilities:
Prepaid expenses	(321,529)	185,216
Accounts payable	30,112	(103,458)
Accrued expenses	7,500	436,837
Accrued expenses - related parties	26,774	120,000
Net cash used in operating activities	(389,297)	(359,637)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(440,000,000)	0
Net Cash used in investing activities	(440,000,000)	0
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000	0
Proceeds received from note payable to related parties	150,000	0
Repayment of note payable and general and administrative expenses paid by related parties	(155,000)	0
Proceeds received from initial public offering	440,000,000	0
Proceeds received from private placement	10,800,000	0
Payment of offering costs	(9,485,813)	0
Net cash provided by financing activities	441,334,187	0
Net decrease in cash	944,890	(359,637)
Cash - beginning of the period		944,890
Cash - end of the period	944,890	585,253
Supplemental disclosure of noncash activities:
Change in value of Class A ordinary shares subject to possible redemption	422,715,321	7,974,314
Deferred legal fees and underwriting commissions in connection with the initial public offering	15,450,000	0
Offering costs included in accounts payable	$ 85,000	$ 0